Current Taxes and Deferred Taxes (Details) - Schedule of effect of deferred taxes on income and equity - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debit differences:
Deferred tax liability (asset) at beginning of period	$ 231,293	$ 176,823
Income effect	58,895	58,733
Equity effect	2,329	(4,263)
Deferred tax liability (asset) at end of period	292,517	231,293
Allowances for loan losses
Debit differences:
Deferred tax liability (asset) at beginning of period	151,481	141,875
Income effect	65,880	9,606
Equity effect
Deferred tax liability (asset) at end of period	217,361	151,481
Personnel provisions
Debit differences:
Deferred tax liability (asset) at beginning of period	16,997	13,277
Income effect	(481)	3,720
Equity effect
Deferred tax liability (asset) at end of period	16,516	16,997
Staff vacations
Debit differences:
Deferred tax liability (asset) at beginning of period	7,444	7,241
Income effect	1,720	203
Equity effect
Deferred tax liability (asset) at end of period	9,164	7,444
Accrued interest and indexation adjustments from past due loans
Debit differences:
Deferred tax liability (asset) at beginning of period	3,674	3,232
Income effect	896	442
Equity effect
Deferred tax liability (asset) at end of period	4,570	3,674
Staff severance indemnities provision
Debit differences:
Deferred tax liability (asset) at beginning of period	1,491	1,484
Income effect	(95)	(59)
Equity effect	25	66
Deferred tax liability (asset) at end of period	1,421	1,491
Provisions of credit card expenses
Debit differences:
Deferred tax liability (asset) at beginning of period	8,221	9,813
Income effect	(262)	(1,592)
Equity effect
Deferred tax liability (asset) at end of period	7,959	8,221
Provisions of accrued expenses
Debit differences:
Deferred tax liability (asset) at beginning of period	10,564	6,908
Income effect	3,519	3,656
Equity effect
Deferred tax liability (asset) at end of period	14,083	10,564
Derivative instruments adjustments
Debit differences:
Deferred tax liability (asset) at beginning of period	1,470	1,356
Income effect	(109)	114
Equity effect
Deferred tax liability (asset) at end of period	1,361	1,470
Adjustment for valuation and impairment of financial assets at fair value through OCI
Debit differences:
Deferred tax liability (asset) at beginning of period		946
Income effect
Equity effect		(946)
Deferred tax liability (asset) at end of period
Leasing
Debit differences:
Deferred tax liability (asset) at beginning of period	41,792	33,218
Income effect	(12,957)	8,574
Equity effect
Deferred tax liability (asset) at end of period	28,835	41,792
Other adjustments
Debit differences:
Deferred tax liability (asset) at beginning of period	36,523	1,014
Income effect	965	35,510
Equity effect		(1)
Deferred tax liability (asset) at end of period	37,488	36,523
Total debit differences
Debit differences:
Deferred tax liability (asset) at beginning of period	279,657	220,364
Income effect	59,076	60,174
Equity effect	25	(881)
Deferred tax liability (asset) at end of period	338,758	279,657
Depreciation of property and equipment and investment properties
Debit differences:
Deferred tax liability (asset) at beginning of period	15,524	14,990
Income effect	1,732	534
Equity effect
Deferred tax liability (asset) at end of period	17,256	15,524
Adjustment for valuation and impairment of financial assets at fair value through OCI
Debit differences:
Deferred tax liability (asset) at beginning of period	2,445
Income effect	1,256	(937)
Equity effect	(2,304)	3,382
Deferred tax liability (asset) at end of period	1,397	2,445
Transitory assets
Debit differences:
Deferred tax liability (asset) at beginning of period	8,329	5,514
Income effect	(1,796)	2,815
Equity effect
Deferred tax liability (asset) at end of period	6,533	8,329
Derivative instruments adjustments
Debit differences:
Deferred tax liability (asset) at beginning of period
Income effect
Equity effect
Deferred tax liability (asset) at end of period
Accrued interest to effective rate
Debit differences:
Deferred tax liability (asset) at beginning of period	1,381	1,564
Income effect	1,393	(183)
Equity effect
Deferred tax liability (asset) at end of period	2,774	1,381
Advance payment of lump-sum under union contracts
Debit differences:
Deferred tax liability (asset) at beginning of period	3,334	6,699
Income effect	(1,100)	(3,365)
Equity effect
Deferred tax liability (asset) at end of period	2,234	3,334
Intangible assets amortization
Debit differences:
Deferred tax liability (asset) at beginning of period	5,503	5,503
Income effect
Equity effect
Deferred tax liability (asset) at end of period	5,503	5,503
Other adjustments
Debit differences:
Deferred tax liability (asset) at beginning of period	11,848	9,271
Income effect	(1,304)	2,577
Equity effect
Deferred tax liability (asset) at end of period	10,544	11,848
Total credit differences
Debit differences:
Deferred tax liability (asset) at beginning of period	48,364	43,541
Income effect	181	1,441
Equity effect	(2,304)	3,382
Deferred tax liability (asset) at end of period	$ 46,241	$ 48,364